Segmented Information (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segmented Information [Abstract]
Approximate percentage of the Company's freight revenues from national accounts (in hundredths)	95.00%
Segment Reporting Information [Line Items]
Revenues	9,920	[1]	9,028	[1]	8,297	[1]
Net income	2,680		2,457		2,104
Properties	24,541		23,917
Largest customer percentage of total revenues (in hundredths)	2.00%		3.00%		3.00%
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	6,770		6,169		5,630
Net income	1,972		1,836		1,498
Properties	14,406		13,824
U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	3,150		2,859		2,667
Net income	708		621		606
Properties	10,135		10,093

[1]	For the years ended December 31, 2012, 2011 and 2010, the largest customer represented approximately 2%, 3% and 3%, respectively, of total revenues.